Borrowings - Debt classification (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Borrowings
Non Current Borrowings	$ 3,167.5	$ 3,219.2
Current borrowings	215.1	128.7
Borrowings	3,382.6	3,347.9
Senior Notes
Borrowings
Non Current Borrowings	2,165.0	2,164.2
Current borrowings	47.9	19.3
Debentures and bank term loans
Borrowings
Non Current Borrowings	1,002.5	1,055.0
Current borrowings	162.1	102.6
Letters of credit
Borrowings
Current borrowings	$ 5.1	$ 6.8